UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income/(loss)		$ 101,725	$ (85,659)
Other comprehensive (loss)/income:
(Losses)/gains associated with pensions, net of tax	[1]	(1,251)	1,456
Share of equity method investment's comprehensive loss	[2]	288	184
Other comprehensive income		(963)	1,640
Comprehensive income/(loss)		100,762	(84,019)
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		80,164	(104,768)
Non-controlling interests		20,598	20,749
Comprehensive income/(loss)		$ 100,762	$ (84,019)

[1]	In May 2024, we entered into a buy-in insurance agreement in relation to one of our defined benefit pension plans. This resulted to the disinvestment of the pension plan's assets previously held by a third-party financial institution and a net charge to other comprehensive (loss)/income of $1.4 million, netted off by the amortization of actuarial gains of $0.1 million for the six months ended June 30, 2024.
[2]	No tax impact for the six months ended June 30, 2024 and 2023.